Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
March 31, 2023:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:

Derivative warrant liabilities - Public warrants	$933,330	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$466,670	$—
Working Capital Loan - related party	$—	$—	$3,897,451

December 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:

Derivative warrant liabilities - Public warrants	$533,330	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$266,670	$—
Working Capital Loan - related party	$—	$—	$2,330,370

December 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public warrants	$533,330	$—		$—
Derivative warrant liabilities - Private placement warrants	$—	$266,670	$
Working Capital Loan - related party	$—	$—		$2,330,370

December 31, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$6,933,330	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$3,666,670
Working Capital loan - related party	$—	$—	$920,000

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021
Derivative Warrant Liabilities:
Exercise price	$11.50
Stock price	$9.73
Term (years)	5
Volatility	10.5%
Risk-free rate	1.44%

	December 31, 2022	December 31, 2021
Working Capital Loan:
Warrant price	$0.04	$0.55
Volatility	0.01%	9.00%
Risk-free rate	3.99%	1.37%
Discount rate	15.76%	7.96%
Probability of Business Combination	80.00%	100.00%
Term (years)	0.25	1.00

Summary of Change in the Fair Value of Derivative Warrant Liabilities
The change in the fair value of Level 3 liabilities for the three months ended March 31, 2023 is summarized as follows:

Working Capital Loans- Related Party
Level 3 - Instruments December 31, 2022	$2,330,370
Borrowings of working capital loan - related party	2,025,000
Change in fair value of working capital loan - related party	(457,919)

Level 3 - Instruments at March 31, 2023	$3,897,451

The change in the fair value of Level 3 derivative warrant liabilities for the three months ended March 31, 2022 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments December 31, 2021	$3,666,670	$920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Working capital loan - related party	—	1,400,000

Level 3 - Instruments at March 31, 2022	$—	$2,320,000

The change in the fair value of Level 3 derivative warrant liabilities for the years ended December 31, 2022 and 2021, is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	(10,200,000)	—
Borrowings of working capital loan - related party	—	920,000
Level 3 - Instruments at December 31, 2021	3,666,670	920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Borrowings of working capital loan - related party	—	2,100,000
Change in fair value of working capital loan - related party	—	(689,630)

Level 3 - Instruments at December 31, 2022	—	2,330,370

Working Capital Loan Related Party [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	March 31, 2023	December 31, 2022
Working Capital Loan:
Warrant price	$0.04	$0.04
Volatility	0.01%	0.01%
Risk-free rate	3.57%	3.99%
Discount rate	15.76%	15.76%
Probability of Business Combination	80.00%	80.00%
Term (years)	0.25	0.25